CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (2,590,879)	$ 743,340
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(659,150)	(1,152,202)
Changes in operating assets and liabilities:
Prepaid income taxes	95,275	0
Prepaid expenses	(50,409)	(28,543)
Accounts payable and accrued expenses	2,336,484	(131,785)
Income taxes payable	32,732	252,611
Net cash used in operating activities	(835,947)	(316,579)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise taxes	40,050	200,300
Cash withdrawn from Trust Account for redemption of common stock	144,218,760	0
Net cash provided by investing activities	144,258,810	200,300
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party	600,000	0
Redemption of common stock	(144,218,760)	0
Net cash used in financing activities	(143,618,760)	0
Net Change in Cash	(195,897)	(116,279)
Cash - Beginning of period	208,536	535,946
Cash - End of period	12,639	419,667
Non-Cash investing and financing activities:
Change in value of common stock subject to possible redemption	$ (2,590,882)	$ 743,339